LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2011
LOANS TO RELATED PARTIES
LOANS TO RELATED PARTIES

15.     LOANS TO RELATED PARTIES

In the ordinary course of business, the Bank grants loans to its Executive Officers and Directors and their affiliates.  Total loans to such persons and their affiliates amounted to $4,176,000 as of December 31, 2011.  During the year ended December 31, 2011, principal payments totaled $996,000 and principal advances amounted to $597,000